Financial assets and liabilities - Effective interest rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
7.125%/7.875% Senior Secured Toggle Notes due 2023 | U.S. dollar
Financial assets and liabilities
Effective interest rate	7.49%	7.57%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Euro
Financial assets and liabilities
Effective interest rate	7.03%	7.05%
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate	2.75%
2.750% Senior Secured Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate	2.92%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate	4.625%	4.625%
4.625% Senior Secured Notes due 2023 | U.S. dollar
Financial assets and liabilities
Effective interest rate	5.16%	5.18%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate	4.125%	4.125%
4.125% Senior Secured Notes due 2023 | Euro
Financial assets and liabilities
Effective interest rate	4.63%	4.66%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate	4.25%	4.25%
4.250% Senior Secured Notes due 2022 | U.S. dollar
Financial assets and liabilities
Effective interest rate	4.51%
4.250% First Priority Senior Secured Notes due 2022 | Euro
Financial assets and liabilities
Effective interest rate		4.52%
First Priority Senior Secured Floating Rate Notes due 2019 | U.S. dollar
Financial assets and liabilities
Effective interest rate		4.26%
Senior Secured Floating Rate Notes Due 2022 | U.S. dollar
Financial assets and liabilities
Effective interest rate		3.49%
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate	4.75%
4.750% Senior Notes due 2027 | British pounds
Financial assets and liabilities
Effective interest rate	4.99%
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate	6.00%
6.000% Senior Notes due 2025 | U.S. dollar
Financial assets and liabilities
Effective interest rate	6.14%
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate	7.25%	7.25%
7.250% Senior Notes due 2024 | U.S. dollar
Financial assets and liabilities
Effective interest rate	7.72%	7.74%
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate	6.75%	6.75%
6.750% Senior Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate	7.00%	7.01%
6.000% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate	6.00%	6.00%
6.000% Senior Notes due 2021 | U.S. dollar
Financial assets and liabilities
Effective interest rate	6.38%	6.38%
6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate		6.75%
6.750% Senior Notes due 2021 | U.S. dollar
Financial assets and liabilities
Effective interest rate		7.45%
6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate		6.25%
6.250% Senior Notes due 2019 | U.S. dollar
Financial assets and liabilities
Effective interest rate		7.25%
Term Loan B Facility due 2021 | U.S. dollar
Financial assets and liabilities
Effective interest rate		4.16%